Financial liabilities designated at fair value through profit or loss	12 Months Ended
Dec. 31, 2017
Financial liabilities designated at fair value through profit or loss [Abstract]
Financial liabilities designated at fair value through profit or loss
23.	Financial liabilities designated at fair value through profit or loss

Financial liabilities designated at fair value through profit or loss as of December 31, 2016 and 2017 are as follows:

	2016		2017	Reason for designation
Deposits	~~W~~	6,282	—	Combined instrument
Equity-linked securities sold		7,024,194	5,865,990	Combined instrument
Derivatives-combined securities sold		2,193,032	2,394,646	Combined instrument
Securities sold		10,134	36,973	Evaluation and management on a fair value basis

	~~W~~	9,233,642	8,297,609